Revenue (Details) - Schedule of deferred revenue - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenue [Abstract]
Deferred revenue, beginning of year	$ 10,769	$ 25,623
Additions	1,348	753
Revenue recognized	(7,975)	(8,057)
Deferred revenue, end of period	$ 4,142	$ 18,319